Stockholders’ Deficit (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 17, 2016	Sep. 02, 2016	Dec. 31, 2015	Nov. 25, 2015	Nov. 23, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 06, 2015
Stockholders' Deficit [Line Items]
Common Stock, Shares Authorized			500,000,000			2,000,000,000		500,000,000	500,000,000
Common Stock, Shares, Issued			20,650,000			93,561,615		35,644,874	20,650,000
Common Stock, Shares, Outstanding			20,650,000			93,561,615		35,644,874	20,650,000
Stock Issued During Period, Value, New Issues	$ 32,500
Stock Issued During Period, Shares, New Issues	65,000
Common Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized			20,000,000			20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Equity Issuance Per Share	$ 0.50
Stock Issued During Period, Value, Share-based Compensation, Gross								$ 100,000	$ 100,000
Stock Issued During Period, Value, Issued for Services								1,287,540	1,838,801
Proceeds from Issuance of Common Stock						$ 0	$ 20,000	$ 20,000	$ 12,500
Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Issued for Services						1,000,000		1,000,000
Convertible Note Two [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Original Debt, Amount		$ 38,250
Advisory And Consultancy services [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Value, New Issues						$ 4,000,000		$ 1,387,640
Stock Issued During Period, Shares, New Issues						36,000		13,845,000
Management Services [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross					5,000,000	20,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 50,000	$ 50,000
Stock Issued During Period, Shares, Issued for Services								52,000
Stock Issued During Period, Value, Issued for Services						$ 52,000
Common Stock, Capital Shares Reserved for Future Issuance						80,000		80,000
Advisory And Other Services [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Issued for Services			3,750,000
Stock Issued During Period, Value, Issued for Services			$ 1,838,801
Common Stock [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross								10,000,000	10,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross								$ 1,000	$ 1,000
Stock Issued During Period, Shares, Issued for Services								2,845,000	3,750,000
Stock Issued During Period, Value, Issued for Services								$ 285	$ 375
Common Stock [Member] | Convertible Note Two [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						12,059,741		1,500,000
Debt Conversion, Original Debt, Amount						$ 20,741		$ 38,250
Common Stock [Member] | Convertiable Note Eight [Member]
Stockholders' Deficit [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						1,857,000		584,874
Debt Conversion, Original Debt, Amount						$ 5,385		$ 5,231
Capitalization [Member]
Stockholders' Deficit [Line Items]
Common Stock, Shares Authorized						2,000,000,000		500,000,000
Common Stock, Shares, Outstanding						93,561,615		35,644,874
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized						20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001
Capital Units [Member]
Stockholders' Deficit [Line Items]
Common Stock, Shares Authorized								100,000,000
Directors and Officers [Member] | Management Services [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross				10,000,000
Director [Member] | Series A Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Stock Issued During Period, Shares, Issued for Services								500,000